Fees Summary	Apr. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 239,769,250.00
Previously Paid Amount	0.00
Total Fee Amount	36,708.67
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 36,708.67
Narrative - Max Aggregate Offering Price	$ 239,769,250.00
Final Prospectus	true